Annual Fund Operating Expenses - Senior Floating Rate Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Interest	0.13%
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Interest	0.13%
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.92%
Fee Waiver and/or Expense Reimbursement	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%
Class R
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Interest	0.13%
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver and/or Expense Reimbursement	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%
Class Y
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%
Interest	0.13%
Total Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and/or Expense Reimbursement	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%
Class R5
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Interest	0.13%
Total Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%
Class R6
Operating Expenses:
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Interest	0.13%
Total Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.75% and 0.75%, respectively, of the Fund's average daily net assets (the “expense limits”) through December 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.